Inventories	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventories

8.	Inventories

	2023	2022
Consumables	36,893	26,494
Parts and maintenance materials	320,398	365,659
Advances to suppliers	39,925	46,712
Total	397,216	438,865

The changes in the provision for obsolescence are as follows:

	2023	2022
Balances at the beginning of the year	(9,611)	(6,176)
Additions	(597)	(4,876)
Write-offs	940	1,441
Balances at the end of the year	(9,268)	(9,611)